Other Current Liabilities (Details) - Schedule of other current liabilities - ILS (₪) ₪ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Current Liabilities [Abstract]
Employees and salary-related institutions		₪ 1,515	₪ 1,184
Accrued expenses	[1]	1,307	1,266
Others		50	72
Total		₪ 2,872	₪ 3,522

[1]	Includes balance of NIS 113 and NIS 90 in respect of management fees to related party as of December 31, 2022 and 2021, respectively (see Note 17A below).